Entity-Wide Disclosure (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of net sales by geographical area

	Year ended December 31,
	2023	2022	2021
	(U.S. $ in thousands)
Americas (primarily the United States)	$389,770	$415,428	$388,323
EMEA**	155,942	141,660	130,296
Asia Pacific	81,886	94,395	88,600
	$627,598	$651,483	$607,219

Schedule of property, plant and equipment by geographical location

	Year Ended December 31,
	2023	2022

Americas (primarily the United States)	$59,473	$63,158
EMEA	153,749	146,208
Asia Pacific	3,225	3,819
	$216,447	$213,185